Audit Information	12 Months Ended
Dec. 31, 2021
Audit Information [Abstract]
Auditor Firm ID	1251
Auditor Name	Ernst & Young GmbH Wirtschaftsprüfungsgesellschaft
Auditor Location	Düsseldorf, Germany